Convertible Notes Payable - Additional Information (Details)		1 Months Ended			12 Months Ended
	Feb. 20, 2019 shares	Jan. 31, 2019 USD ($)	Oct. 31, 2018 USD ($)	Jan. 31, 2018 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) shares	Dec. 31, 2017 USD ($) Note $ / shares	Dec. 31, 2018 USD ($)	May 31, 2018 USD ($)	Apr. 30, 2018 USD ($)
Debt Instrument [Line Items]
Interest expense					$ 1,242,000	$ 1,808,000	$ 6,666,000
Amortization of debt discount					151,000	240,000	3,006,000
Convertible notes payable					0	$ 0
Proceeds from issuance of convertible notes payable							5,000,000
Gain (loss) on extinguishment of debt					$ (86,000)		$ (22,700,000)
Series A Convertible Preferred Shares
Debt Instrument [Line Items]
Conversion of stock | shares	91,600,398
Convertible Promissory Notes
Debt Instrument [Line Items]
Conversion of stock | shares	175,210,373						175,210,373
Interest expense							$ 1,300,000
Amortization of debt discount							$ 2,700,000
2017 MVIL Notes
Debt Instrument [Line Items]
Number of convertible promissory notes payable | Note								6
Proceeds from issuance of convertible notes payable								$ 50,000,000.0
Interest rate								8.00%
Aggregate principal amount permitted to borrow				$ 52,400,000
Gain (loss) on extinguishment of debt								$ 0
2017 MVIL Notes | Series A Convertible Preferred Shares
Debt Instrument [Line Items]
Conversion price | $ / shares								$ 2.30769
2018 Investor Notes
Debt Instrument [Line Items]
Interest rate				7.00%
Aggregate principal amount permitted to borrow				$ 30,000,000.0						$ 50,000,000.0
Line of credit facility maximum borrowing capacity											$ 65,000,000.0
Premium percentage				25.00%
2018 MVIL Note
Debt Instrument [Line Items]
Proceeds from issuance of convertible notes payable		$ 5,000,000.0
Interest rate			7.00%
Aggregate principal amount permitted to borrow									$ 25,000,000.0
Line of credit facility maximum borrowing capacity			$ 30,000,000.0
Premium percentage			25.00%